Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

a)

Between December 2012 and February 2015, the Partnership signed contracts with DSME for the construction of nine 173,400-cubic meter LNG carriers at a total fully-built up cost of approximately $1.8 billion. These newbuilding vessels will be equipped with the M-type, Electronically Controlled, Gas Injection (or MEGI) twin engines, which are expected to be significantly more fuel-efficient and have lower emission levels than other engines currently being utilized in LNG shipping.

Two of the vessels ordered are scheduled for delivery in 2016 (one of which delivered in February 2016, see Note 19a) and, upon delivery of the vessels, will be chartered to a subsidiary of Cheniere Energy, Inc. at fixed rates for a period of five years. Five of the vessels ordered are scheduled for delivery between 2017 and 2018 and, upon delivery of the vessels, will be chartered to a wholly owned subsidiary of Royal Dutch Shell PLC (or Shell) at fixed rates for a period of six to eight years, plus extension options. One of the vessels is being modified to a FSU for the Bahrain LNG project and will operate under a 20-year fixed-rate charter contract and is scheduled for delivery in 2018. The Partnership intends to secure a charter contract for the remaining newbuilding vessel prior to its delivery in 2017. As at December 31, 2015, costs incurred under these newbuilding contracts totaled $384.7 million and the estimated remaining costs to be incurred are $338.1 million (2016), $607.1 million (2017) and $515.4 million (2018). The Partnership intends to finance the newbuilding payments through existing liquidity and operating cash flow, and expects to secure long-term debt financing for the vessels prior to their scheduled deliveries (see Note 19a).

b)	In June 2015, the Partnership signed contracts with Hyundai Samho Heavy Industries Co., Ltd. of South Korea for the construction of two 174,000-cubic meter LNG carriers equipped with MEGI engines at a total fully-built up cost of approximately $419.8 million. One of the vessels is scheduled for delivery in the first quarter of 2019 and, upon delivery of the vessel, will be chartered to BP Shipping Limited (or BP) at fixed rates for a period of 13 years. The Partnership intends to secure a charter contract for the second newbuilding vessel prior to its delivery in 2019. As at December 31, 2015, costs incurred under these newbuilding contracts totaled $40.2 million and the estimated remaining costs to be incurred are $2.6 million (2016), $82.4 million (2017), $44.9 million (2018) and $249.7 million (2019). The Partnership intends to finance the newbuilding payments through existing liquidity and expects to secure long-term debt financing for the vessels prior to their scheduled deliveries.

c)	The Teekay Nakilat Joint Venture was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers) until December 22, 2014. Under the terms of the leasing arrangements for the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain the lessor’s agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers. However, the Teekay Nakilat Joint Venture remains obligated to the lessor to maintain the lessor’s agreed after-tax margin from the commencement of the lease to the lease termination date and placed $6.8 million on deposit with the lessor as security against any future claims.

The UK taxing authority (or HMRC) has been challenging the use of similar lease structures. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1 or LEL1), with the lessor and lessee choosing not to appeal further. Initial indications are that HMRC will attempt to progress matters on other leases including the lease of the Teekay Nakilat Joint Venture with the intent of asking the lessees to accept the LEL1 tax case verdict that capital allowances were not due. If the Teekay Nakilat Joint Venture were to be challenged by HMRC, it is uncertain at this time whether the Teekay Nakilat Joint Venture would eventually prevail in court. If the former lessor of the RasGAS II LNG Carriers were to lose on a similar claim from HMRC, the Partnership's 70% share of the potential exposure in the Teekay Nakilat Joint Venture is estimated to be approximately $60 million. Such estimate is primarily based on information received from the lessor.

d)	As described in Note 6c – Equity Method Investments, the Partnership acquired an ownership interest in the BG Joint Venture and, as part of the acquisition, agreed to assume BG’s obligation to provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. As at December 31, 2015, the Partnership incurred $4.2 million, net of reimbursement from BG, relating to shipbuilding and crew training services. The remaining estimated amounts to be incurred for the shipbuilding and crew training obligation, net of the reimbursement from BG, are $6.0 million (2016), $3.8 million (2017), $4.1 million (2018) and $0.4 million (2019).

In addition, the BG Joint Venture has a $787.0 million debt facility to finance a portion of the estimated fully built-up cost of $1.0 billion for its four LNG carrier newbuildings, with the remaining portion to be financed pro-rata based on ownership interests by the Partnership and the other partners. As at December 31, 2015, the Partnership’s proportionate share of the remaining newbuilding installments, net of the financing, totaled $7.9 million (2016), $15.0 million (2017), $17.3 million (2018) and $6.3 million (2019).

e)	As described in Note 6b – Equity Method Investments, the Partnership, through the Yamal LNG Joint Venture, has a 50% ownership interest in six 172,000-cubic meter ARC7 LNG carrier newbuildings that have an estimated total fully built-up cost of $2.1 billion. As at December 31, 2015, the Partnership’s proportionate costs incurred under these newbuilding contracts totaled $100.5 million and the Partnership’s proportionate share of the estimated remaining costs to be incurred is $74.4 million (2016), $97.6 million (2017), $356.6 million (2018), $214.4 million (2019) and $198.3 million (2020). The Yamal LNG Joint Venture intends to secure debt financing for 70% to 80% of the fully built-up cost of the six LNG carrier newbuildings.

f)	As described in Note 6a – Equity Method Investments, the Partnership, has a 30% ownership interest in the Bahrain LNG Joint Venture for the development of an LNG receiving and regasification terminal in Bahrain. The project will include a FSU, which will be modified from one of the Partnership’s existing MEGI LNG carrier newbuildings, an offshore gas receiving facility, and an onshore nitrogen production facility. The terminal will have a capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing July 2018. The receiving and regasification terminal is expected to have a fully-built up cost of approximately $872 million. As at December 31, 2015, the Partnership’s proportionate share of the costs to be incurred are $115.2 million (2016), $84.0 million (2017) and $62.4 million (2018). The Bahrain LNG Joint Venture intends to secure debt financing for approximately 75% of the fully built-up cost of the LNG receiving and regasification terminal in Bahrain.

g)	As described in Note 6d ̶ Equity Method Investments, the Partnership, has a 50% ownership interest in the Exmar LPG Joint Venture which has seven LPG newbuilding vessels scheduled for delivery between 2016 and 2018 and has obtained financing for three of these newbuilding vessels. As at December 31, 2015, the Partnership’s proportionate share of the remaining costs for these seven newbuilding carriers, net of the financing, totaled $4.9 million (2016), $62.7 million (2017) and $19.3 million (2018).